NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes Payable
NOTES PAYABLE

NOTE 6 – NOTES PAYABLE

a) On October 23, 2022, the Company issued a note payable to Hub International for $204,050 bearing interest at the annual rate of 6.75% per annum, due September 23, 2023, payable monthly starting November 23, 2022. As of June 30, 2023, the balance of note payable due was $41,887 (December 31, 2022 - $164,729).

b) On December 28, 2022, the Company issued a promissory note to Hexin for the principal amount of $750,000 bearing interest at the annual rate of 20% per annum, due June 28, 2023 (the “Hexin Promissory Note”). For the three and six months ended June 30, 2023, the Company accrued $25,914 and $64,133 in interest on the promissory note, respectively (June 30, 2022 - $Nil and $Nil, respectively). Hexin agreed to cancel the Hexin Promissory Note with the outstanding balance of $814,133 (the aggregate amount of principal plus accrued and unpaid interest as of May 30, 2023) in exchange for the issuance of 9,578,040 OID Units (see Note 7), which the Company issued to Hexin on May 30, 2023.

c) On February 2, 2023, the Company issued an unsecured promissory note to Walleye Opportunities Master Fund Ltd. (the “Walleye Promissory Note”) for $1,000,000 with a maturity date of May 7, 2023. The note carried no interest and the principal amount was required to be repaid in full on the maturity date. In the event that the principal amount was not repaid in full on maturity date, the principal amount required to be increased to $1,250,000. As of the maturity date of the note, the principal amount was not repaid and therefore increased from $1,000,000 to $1,250,000. Walleye agreed to cancel the promissory note, with the outstanding balance of $1,250,000 in exchange for the issuance of 14,705,890 OID Units (see Note 7), which were issued to Walleye on May 30, 2023.

d) As part of the My Health Logic Inc. acquisition, completed in November 2021, Marizyme assumed an aggregate of $468,137 in notes payable, the notes were unsecured, bore interest at a rate of 9% per annum with no maturity date. The Company settled an aggregate of $278,678 of these notes payable as part of Unit Purchase Agreement issuances during the year ended December 31, 2022 (see Note 7). For the three and six months ended June 30, 2023, the Company accrued $5,298 and $18,366 in interest on the notes payable, respectively (June 30, 2022 - $4,501 and $10,586, respectively). As of June 30, 2023, balance of the remaining note payable was $241,403 (December 31, 2022 - $218,100).

6. Notes Payable

On October 23, 2022, the Company issued a note payable to Hub International for $204,050 bearing interest at the annual rate of 6.75% per annum, due September 23, 2023, payable monthly starting November 23, 2022. As at December 31, 2022, the balance of note payable due was $164,729 (2021 - $127,798).

On December 28, 2022, the Company issued a promissory note for $750,000 bearing interest at the annual rate of 20% per annum, due June 28, 2023. The Company agreed to issue to the lender warrants to purchase common stock equal to $1,500,000 with the same terms as any warrants issued in the Company’s next financing round and will be immediately exercisable. Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note. No liability has been recognized for the warrants as they have not been issued and their terms remain contingent upon the next financing.

As referenced in Note 2, as part of the Somahlution acquisition, Marizyme assumed an aggregate of $468,137 in notes payable, the notes were unsecured, bore interest at a rate of 9% per annum with no maturity date. The Company settled an aggregate of $278,678 of these notes payable as part of Unit Purchase Agreement issuances during the year ended December 31, 2022 (see Note 7). As of December 31, 2022, balance of the remaining note payable was $218,100 (2021 - $469,252).